UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brightleaf Capital LLC
Address: 324 Blackwell Street. Suite 520

         Durham, NC  27701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Pinto
Title:     Secretary
Phone:     919-401-6501

Signature, Place, and Date of Signing:

     John J. Pinto     Durham, NC/USA     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $101,525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     3121    21750 SH       DEFINED                          21750
BALLY TECHNOLOGIES INC         COM              05874B107     4850   141250 SH       DEFINED                         141250
BIG DOG HLDGS INC              COM              089128102     2363   384254 SH       DEFINED                         384254
CABELAS INC                    COM              126804301      354    25000 SH       DEFINED                          25000
CACHE INC                      COM NEW          127150308     3863   342171 SH       DEFINED                         342171
CAPELLA EDUCATION COMPANY      COM              139594105      868    15900 SH       DEFINED                          15900
CARMAX INC                     COM              143130102     3615   186194 SH       DEFINED                         186194
CENTURY CASINOS INC            COM              156492100       38    11830 SH       DEFINED                          11830
CORINTHIAN COLLEGES INC        COM              218868107     1474   204000 SH       DEFINED                         204000
CROCS INC                      COM              227046109      952    54500 SH       DEFINED                          54500
CYBEX INTL INC                 COM              23252E106     4975  1305993 SH       DEFINED                        1305993
CYNOSURE INC                   CL A             232577205      750    35222 SH       DEFINED                          35222
DEVRY INC DEL                  COM              251893103     3054    73000 SH       DEFINED                          73000
FINISH LINE INC                CL A             317923100     2953   620500 SH       DEFINED                         620500
FULL HOUSE RESORTS INC         COM              359678109     1195   747200 SH       DEFINED                         747200
GAIAM INC                      CL A             36268Q103     5100   294507 SH       DEFINED                         294507
INTERNATIONAL GAME TECHNOLOG   COM              459902102     3244    80700 SH       DEFINED                          80700
JACK IN THE BOX INC            COM              466367109     5777   215000 SH       DEFINED                         215000
JOS A BANK CLOTHIERS INC       COM              480838101     3356   163730 SH       DEFINED                         163730
KONA GRILL INC                 COM              50047H201     1320   148650 SH       DEFINED                         148650
LIVEPERSON INC                 COM              538146101     5293  1707741 SH       DEFINED                        1707741
MOVE INC COM                   COM              62458M108      589   191539 SH       DEFINED                         191539
NATUS MEDICAL INC DEL          COM              639050103     4273   235451 SH       DEFINED                         235451
PINNACLE ENTMT INC             COM              723456109     7627   595905 SH       DEFINED                         595905
RADIOSHACK CORP                COM              750438103     1116    68700 SH  PUT  DEFINED                          68700
RUBIOS RESTAURANTS INC         COM              78116B102     4966   868299 SH       DEFINED                         868299
SHERWIN WILLIAMS CO            COM              824348106     3412    66850 SH       DEFINED                          66850
SUMMER INFANT INC              COM              865646103     1998   506000 SH       DEFINED                         506000
TEXAS ROADHOUSE INC            CL A             882681109     1453   148300 SH       DEFINED                         148300
TOWN SPORTS INTL HLDGS INC     COM              89214A102     7722  1204832 SH       DEFINED                        1204832
ULTA SALON COSMETCS & FRAG I   COM              90384S303     1158    82538 SH       DEFINED                          82538
UNDER ARMOUR INC               CL A             904311107     3828   104600 SH       DEFINED                         104600
WEBMD HEALTH CORP              CL A             94770V102     4868   206567 SH       DEFINED                         206567